Liquidity risk	12 Months Ended
Dec. 31, 2025
Liquidity risk [Abstract]
Liquidity risk	Liquidity risk is managed through a series of measures, tests and reports that are primarily based on contractual maturities with behavioural overlays as appropriate. The Group undertakes quantitative and qualitative analysis of the behavioural aspects of its assets and liabilities in order to reflect their expected behaviour.
The Group manages and monitors liquidity risks and ensures that liquidity risk management systems and arrangements are adequate with regard to the internal risk appetite, Group strategy and regulatory requirements. Liquidity policies and procedures are subject to independent internal oversight by the Risk function. Overseas branches and subsidiaries of the Group may also be required to meet the liquidity requirements of the entity’s domestic country. Management of liquidity requirements is performed by the overseas branch or subsidiary in line with Group policy. The Group plans funding requirements over its planning period, combining business-as-usual and stressed conditions.
The Group manages its liquidity position paying regard to its internal risk appetite, Liquidity Coverage Ratio (LCR) and Net Stable Funding
Ratio (NSFR) as required by the PRA, the Capital Requirements
Directive (CRD V) and the Capital Requirements Regulation (UK CRR)
liquidity requirements.
Reconciliation of Lloyds Bank Group funding to the balance sheet (audited)

	Included in funding analysis £bn	Cash collateral received £bn	Fair value and other accounting methods[1] £bn	Balance sheet £bn
At 31 December 2025
Deposits from banks	2.7	0.4	–	3.1
Debt securities in issue at amortised cost	57.7	–	(5.6)	52.1
Subordinated liabilities	9.2	–	(1.2)	8.0
Total wholesale funding	69.6	0.4
Customer deposits	465.2	–	–	465.2
Total	534.8	0.4
At 31 December 2024
Deposits from banks	2.3	0.6	0.2	3.1
Debt securities in issue at amortised cost	51.6	–	(6.3)	45.3
Subordinated liabilities	8.7	–	(1.5)	7.2
Total wholesale funding	62.6	0.6
Customer deposits	451.8	–	–	451.8
Total	514.4	0.6
1The Group enters into derivatives and repurchase and reverse repurchase agreements with various counterparties which are governed by industry standard master netting agreements. The Group holds cash collateral on its balance sheet in respect of these agreements.
Total wholesale funding by currency (audited)

	Sterling £bn	US dollar £bn	Euro £bn	Other currencies £bn	Total £bn
At 31 December 2025	17.1	31.1	15.4	6.0	69.6
At 31 December 2024	16.2	25.4	14.4	6.6	62.6
Analysis of 2025 term issuance (audited)

	Sterling £bn	US dollar £bn	Euro £bn	Other currencies £bn	Total £bn
Securitisation[1]	0.8	–	0.6		1.4
Covered bonds	1.0	–	0.4		1.4
Senior unsecured notes	–	1.0	1.3	0.6	2.9
Subordinated liabilities	–	0.9	0.9	–	1.8
Additional tier 1	0.8	0.8	–	–	1.6
Total issuance	2.6	2.7	3.2	0.6	9.1
1Securitisation includes externally issued notes from significant risk transfer transactions.
Maturities of financial instrument liabilities (audited)
The table below analyses financial instrument liabilities of the Group on an undiscounted future cash flow basis according to contractual maturity, into relevant maturity groupings based on the remaining period at the balance sheet date; balances with no fixed maturity are included in the over 5 years category. In the case of dated subordinated liabilities, the maturity presented is based on call date where applicable. The Group’s preference shares have partially discretionary coupons and have been included in the below analysis.

	Up to 1 month £m	1 to 3 months £m	3 to 12 months £m	1 to 5 years £m	Over 5 years £m	Total £m
At 31 December 2025
Deposits from banks	1,828	220	738	298	11	3,095
Customer deposits	411,217	17,342	30,312	7,548	462	466,881
Repurchase agreements at amortised cost	10,963	9,750	7,866	6,773	3,147	38,499
Financial liabilities at fair value through profit or loss	1	31	77	1,115	4,557	5,781
Notes in circulation	2,118	–	–	–	–	2,118
Debt securities in issue at amortised cost	154	7,800	14,074	22,548	23,921	68,497
Lease liabilities	31	58	195	426	315	1,025
Subordinated liabilities	22	524	351	6,045	5,631	12,573
Total non-derivative financial liabilities	426,334	35,725	53,613	44,753	38,044	598,469
Derivative financial liabilities:
Gross settled derivatives – outflows	9,274	8,142	5,264	4,924	3,770	31,374
Gross settled derivatives – inflows	(9,180)	(7,994)	(5,207)	(4,194)	(3,070)	(29,645)
Gross settled derivatives – net flows	94	148	57	730	700	1,729
Net settled derivative liabilities	2,322	–	3	30	265	2,620
Total derivative financial liabilities	2,416	148	60	760	965	4,349
At 31 December 2024
Deposits from banks	1,769	342	504	520	105	3,240
Customer deposits	421,432	8,810	18,855	3,396	218	452,711
Repurchase agreements at amortised cost	8,974	5,169	15,300	9,416	–	38,859
Financial liabilities at fair value through profit or loss	9	80	415	640	5,848	6,992
Notes in circulation	2,121	–	–	–	–	2,121
Debt securities in issue at amortised cost	1,363	7,812	5,422	31,428	10,982	57,007
Lease liabilities	23	64	237	554	373	1,251
Subordinated liabilities	23	681	522	3,973	4,859	10,058
Total non-derivative financial liabilities	435,714	22,958	41,255	49,927	22,385	572,239
Derivative financial liabilities:
Gross settled derivatives – outflows	7,535	4,934	7,476	4,956	2,702	27,603
Gross settled derivatives – inflows	(7,329)	(4,683)	(6,953)	(4,332)	(1,597)	(24,894)
Gross settled derivatives – net flows	206	251	523	624	1,105	2,709
Net settled derivative liabilities	3,043	–	21	57	286	3,407
Total derivative financial liabilities	3,249	251	544	681	1,391	6,116
The principal amount for undated subordinated liabilities with no redemption option is included within the over 5 years column; interest of
£16 million (2024: £16 million) per annum is not included beyond 5 years.
An analysis of the Group’s total wholesale funding by residual maturity and by currency is set out on page 52.
Maturities of contingent liabilities, commitments and financial guarantees (audited)
The table below shows the contractual maturity of the Group’s contingents, commitments and financial guarantees. Commitments are shown in the time band containing the earliest date the commitment can be drawn down. For financial guarantee contracts, the maximum amount of the guarantee is allocated to the earliest period in which the guarantee could be called.

	Within 1 year £m	1 to 3 years £m	3 to 5 years £m	Over 5 years £m	Total £m
At 31 December 2025
Acceptances and endorsements	105	–	–	–	105
Other contingent liabilities	1,493	688	364	337	2,882
Total contingent liabilities	1,598	688	364	337	2,987
Lending commitments and guarantees	134,392	297	440	346	135,475
Other commitments	95	–	–	–	95
Total commitments and guarantees	134,487	297	440	346	135,570
Total contingents, commitments and guarantees	136,085	985	804	683	138,557
At 31 December 2024
Acceptances and endorsements	39	–	–	–	39
Other contingent liabilities	1,201	547	204	532	2,484
Total contingent liabilities	1,240	547	204	532	2,523
Lending commitments and guarantees	127,789	559	404	84	128,836
Other commitments	111	–	–	–	111
Total commitments and guarantees	127,900	559	404	84	128,947
Total contingents, commitments and guarantees	129,140	1,106	608	616	131,470